Note 19 - Income Tax - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statutory income tax rate					27.60%	28.51%
Statutory income tax recovery					$ (718)	$ (1,113)
Non-deductible option expenses					135	19
Taxable capital gain on sale of investment and equipment					0	0
Difference in foreign tax rates					30	200
US state tax					1	(1)
Change in valuation allowance					553	895
Income tax expense (recovery)	$ 0	$ 0	$ 0	$ 0	$ 1	$ (0)